PRIVATE LOANS - Schedule of Allowances for Credit Losses for Private Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ (44)
Ending balance	(97)	$ (44)
Private Loan
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	(44)	(28)	$ (12)
Provision	(56)	(16)	(16)
Write-offs charged against the allowance	1
Recoveries	2
Ending balance	$ (97)	$ (44)	$ (28)